Condensed Parent Company Financial Information (Details) - Schedule of condensed parent company statements of cash flows - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITES
Net (loss) income	$ (2,385,299)	$ (77,618,580)	$ 6,380,065
Adjustments to reconcile net income(loss) to net cash used in operating activities:
Equity in (income) loss of subsidiaries	(1,603,735)	60,402,937	(8,578,979)
Changes in assets and liabilities:
Prepaid expenses
Other receivable
Accrued liabilities and other payables
Due to related parties	(305,012)	23,430,302	37,947
NET CASH USED IN OPERATING ACTIVITIES	(4,294,046)	6,214,659	(2,160,967)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment payments to subsidiaries
NET CASH USED IN INVESTING ACTIVITIES
CASH FLOWS FROM FINANCING ACTIVITIES
Loan from subsidiaries	2,401,516	4,935,792	2,165,959
Advances from related parties
Return to related parties	2,192,530	(11,150,452)	(4,992)
Payment of preferred dividends	(300,000)
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	4,294,046	(6,214,659)	2,160,967
NET (DECREASE) INCREASE IN CASH
CASH - beginning of year
CASH - end of year